Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001378789
Registrant Name	AerCap Holdings N.V.
Registration File Number	333-260359
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES